S000005551 [Member] Expense Example, No Redemption - Nuveen Large Cap Select Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 672
Expense Example, No Redemption, 3 Years	918
Expense Example, No Redemption, 5 Years	1,194
Expense Example, No Redemption, 10 Years	1,980
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	179
Expense Example, No Redemption, 3 Years	596
Expense Example, No Redemption, 5 Years	1,050
Expense Example, No Redemption, 10 Years	2,309
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	78
Expense Example, No Redemption, 3 Years	286
Expense Example, No Redemption, 5 Years	523
Expense Example, No Redemption, 10 Years	$ 1,204